Bank and Other Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instruments [Abstract]
Schedule of Bank and Other Debt [Table Text Block]
	2017	Current	Non-current	2016	Current	Non-current

The Royal Bank of Scotland plc - Term Loan	$-	$-	$-	$128,861	$128,861	$-
Addiewell LTD - Term Loan	8,500	8,500	-	-	-	-
plus other fees payable to the lenders	3,718	3,718	-	200	200	-
less unamortized deferred financing costs	(99)	(99)	-	(1,932)	(1,932)	-
Bank and other debt, net of unamortized deferred financing costs	$12,119	$12,119	$-	$127,129	$127,129	$-